CONSOLIDATED STATEMENT OF CASH FLOWS - CAD	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the year	CAD (4,190,955)	CAD (633,466)
Items not involving cash
Bad debt expense		7,126
Gain on settlement of payables	(12,355)	(41,982)
Shares issued for compensation	60,000
Share-based payments	1,010,064	369,006
Unrealized foreign exchange	(5,004)	2,644
Write off mineral property costs	563,031
Non-cash working capital item changes:
Receivables	1,938	(22,206)
Prepayments	(155,552)	(9,566)
Accounts payables and accrued liabilities and due to related parties	24,592	52,145
Net cash used in operating activities	(2,704,241)	(276,299)
CASH FLOWS FROM INVESTING ACTIVITY
Mineral property	(3,605,854)	(80,000)
Net cash provided by investing activities	(3,605,854)	(80,000)
CASH FLOWS FROM FINANCING ACTIVITY
Private placement	6,662,907	605,000
Warrants exercised	27,208	1,925
Options exercised	60,000
Share issuance costs	(241,942)	(83,105)
Loan repayments		(46,500)
Net cash provided by financing activity	6,508,173	477,320
Change in cash for the period	198,078	121,021
Cash, beginning of period	139,021	18,000
Cash, end of period	337,099	139,021
Interest
Income taxes